LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

VIA EDGAR

January 28, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Securities Act File No. 033-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 133 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 133 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Legg Mason Permal Tactical Allocation Fund (the “New Fund”). The New Fund is a “fund of funds” that is managed as a tactical asset allocation program that seeks to provide total return in excess of a traditional 60/30/10 (equity/fixed income/cash) portfolio over the medium term by allocating assets in accordance with decisions made by Permal Asset Management Inc., one of the New Fund’s subadvisers. The New Fund will invest in a combination of open-end funds that are managed by affiliates of Legg Mason, Inc. and open-end and closed-end funds (including exchange-traded funds (“ETFs”)) that are managed by unaffiliated investment advisers, which may or may not be registered under the 1940 Act, fixed-income instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief1 therefrom, all in accordance with the requirements of Section 12(d)(1) of the 1940 Act and the rules thereunder. Although the New Fund may invest directly in securities, most of the New Fund’s exposure to asset classes and investment performance will be achieved indirectly through investments in intermediary securities (i.e., open-end and closed-end funds and ETFs) and in ETNs.

[1]

The Trust may in the future file an exemptive application seeking an order to permit the New Fund to invest in instruments other than underlying funds and securities. No application for exemptive relief has been filed.

Since the New Fund will offer its Class A, C, FI, R, I and IS shares to retail and institutional shareholders in the same manner as the other series of the Trust, the disclosures in the sections of the Prospectus entitled “Choosing a class of shares to buy, “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and institutional investors – eligible investors,” “Buying shares,” “Exchanging shares,” “Redeeming shares,” “Other things to know about transactions,” “Dividends, distributions and taxes,” and “Share price” and the sections of the Statement of Additional Information entitled “Purchase of Shares,” “Redemption of Shares” and “Exchange Privilege” are identical or nearly identical to those sections in the Prospectuses and Statements of Additional Information of other series of the Trust that have been reviewed by the Staff in 2008. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8178.

Very truly yours,

/s/ Mary C. Carty
Mary C. Carty

Enclosures

cc:	Harris Goldblat, Esq., Legg Mason, Inc.
Burton M. Leibert, Esq., Willkie Farr & Gallagher LLP